RECEIVABLES (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Managed Receivables
Total managed receivables	$ 12,884,569	$ 12,298,451	$ 10,901,963
Principal More Than 30 Days Delinquent	56,928	42,719
Net Credit Loss (Benefit)	12,056	13,462
Comprised of receivable held in portfolio	12,884,569	12,285,234	10,854,596
Sold retail and other notes and finance leases		13,217
Retail and other notes and finance leases
Managed Receivables
Total managed receivables	8,745,923	8,724,927
Principal More Than 30 Days Delinquent	55,700	42,039
Net Credit Loss (Benefit)	11,766	13,898
Wholesale
Managed Receivables
Total managed receivables	4,138,646	3,573,524
Principal More Than 30 Days Delinquent	1,228	680
Net Credit Loss (Benefit)	290	(436)
Comprised of receivable held in portfolio	$ 984,832	$ 362,870